Significant Accounting Policies - Gold Delivery Agreement Receivable (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Sep. 30, 2017 [1]
Gold Delivery Agreement Receivable
Gold Delivery Agreement receivable	$ 170	$ 21
SPDR Long Dollar Gold Trust [Member]
Gold Delivery Agreement Receivable
Gold Delivery Agreement receivable	$ 170	$ 21

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.